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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6023

                          MANAGED MUNICPAL FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

             Date of reporting period: May 1, 2007 - July 31, 2007

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Item 1.Schedule of Investments.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                             JULY 31, 2007

                                                                                         RATING /1/
                                                                       INTEREST MATURITY (MOODY'S/     PAR
SECURITY                                                                 RATE     DATE     S&P)       VALUE     MARKET VALUE
--------                                                               -------- -------- ---------  ---------- --------------
MUNICIPAL BONDS - 96.58%
GENERAL OBLIGATIONS - 64.58%
Alexandria, VA, Capital Improvement                                     4.250%  6/15/21   Aaa/AAA   $3,300,000 $    3,281,058
Arlington County, VA, Public Improvements                               4.500%  1/15/28   Aaa/AAA    2,000,000      2,000,440
Arlington County, VA, State Aid Withholding                             5.000%  10/1/14   Aaa/AAA    1,080,000      1,105,304
Cary, NC                                                                5.000%   3/1/18   Aaa/AAA    2,000,000      2,097,020
Dallas, TX                                                              4.000%  2/15/16   Aa1/AA+    2,450,000      2,441,205
Delaware State, Series A                                                4.200%   1/1/20   Aaa/AAA    1,675,000      1,668,367
Du Page County, IL, Jail Project                                        5.600%   1/1/21   Aaa/AAA    1,600,000      1,771,680
Florida State, Board of Education, Public Education, Series I           4.125%   6/1/21   Aa1/AAA    3,000,000      2,891,820
Georgia State, Series G                                                 4.125%  10/1/23   Aaa/AAA    2,000,000      1,937,200
Henrico County, VA, Public Improvement                                  4.250%  7/15/24   Aaa/AAA    2,830,000      2,781,267
Maryland State, Capital Improvement, Series A                           4.000%  2/15/20   Aaa/AAA    4,000,000      3,916,840
Mecklenburg County, NC, Public Improvement, Series A                    4.000%   2/1/20   Aaa/AAA    3,000,000      2,937,810
Mecklenburg County, NC, Public Improvement, Series A                    4.250%   2/1/19   Aaa/AAA    2,000,000      2,006,240
Minnesota State                                                         5.500%   6/1/18   Aa1/AAA    2,000,000      2,086,300
Missouri State, Fourth State Building, Series A                         4.125%  10/1/19   Aaa/AAA    2,000,000      1,990,820
Montgomery County, MD, Public Improvement, Series A                     4.000%   5/1/21   Aaa/AAA    2,450,000      2,382,846
Salt Lake City, UT, School District, School Board Guaranty, Series A    4.500%   3/1/20    Aaa/NR    2,240,000      2,255,859
South Carolina State, Highway, Series B                                 5.000%   4/1/19   Aaa/AA+    1,000,000      1,038,030
Virginia State, Series B                                                4.250%   6/1/26   Aaa/AAA    1,500,000      1,461,000
Washington State, Series F                                              4.500%   7/1/27    Aa1/AA    2,500,000      2,462,725
Washington, MD, Suburban Sanitation District, Water Supply              4.250%   6/1/26   Aaa/AAA    2,500,000      2,435,000
                                                                                                               --------------
                                                                                                                   46,948,831
                                                                                                               --------------
OTHER REVENUE - 4.15%
Texas, Water Development Board Revenue, State Revolving Fund -
  SR Lien, Series A                                                     4.750%  7/15/20   Aaa/AAA    3,000,000      3,018,030
                                                                                                               --------------
PREREFUNDED ISSUES - 27.85%
Arlington County, VA, 10/1/08 @ 101, State Aid Withholding              5.000%  10/1/14   Aaa/AAA      920,000        942,568
Charlotte, NC, Water & Sewer System Revenue, 6/1/09 @ 101               5.250%   6/1/24   Aa1/AAA    1,600,000      1,658,096
Chesterfield County, VA, 1/15/10 @ 100                                  5.625%  1/15/14   Aaa/AAA    1,350,000      1,409,886
Chesterfield County, VA, 1/15/11 @ 100                                  5.000%  1/15/20    Aaa/NR    1,000,000      1,039,650
Florida State, Board of Education, Public Education Capital Outlay,
  Series A, 6/1/10 @ 101                                                5.125%   6/1/21  #Aaa/AAA    1,000,000      1,044,700
Georgia State, Series D, Refunded Balance, 10/1/10 @ 100                5.000%  10/1/17  #Aaa/AAA      390,000        404,231
Guilford County, NC, Series B, 10/1/10 @ 102                            5.250%  10/1/16   Aa1/AAA    3,000,000      3,186,840
Gwinnett County, GA, Water & Sewer Authority, 8/1/12 @ 100              5.250%   8/1/24   Aaa/AAA    1,500,000      1,597,140
Missouri State, Fourth State Building, Series A, 6/1/08 @ 100           5.000%   6/1/23   Aaa/AAA    2,000,000      2,021,500
North Carolina State, Public School Building, 4/1/09 @ 102              4.600%   4/1/17   Aaa/AAA    5,000,000      5,167,150
South Carolina State, State Institutional, Series A, 3/1/10 @ 101       5.300%   3/1/17   Aaa/AA+    1,700,000      1,779,611
                                                                                                               --------------
                                                                                                                   20,251,372
                                                                                                               --------------
   Total Municipal Bonds
   (Cost $68,757,744)                                                                                              70,218,233
                                                                                                               --------------
REPURCHASE AGREEMENT - 2.73%
   JPMORGAN CHASE BANK, N.A.
       Dated 07/31/07, 4.750%, principal and interest in the
         amount of $1,985,262 due 08/01/07, collaterized by US
         Treasury Bills, par value of $1,985,000 due 11/15/07 and
         01/17/08 with a value of $2,024,876 (Cost $1,985,000)                                                      1,985,000
                                                                                                               --------------

TOTAL INVESTMENTS - 99.31%
   (COST $70,742,744) *                                                                                            72,203,233
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.69%                                                                         501,083
                                                                                                               --------------
NET ASSETS - 100.00%                                                                                           $   72,704,316
                                                                                                               ==============

--------
/1/Moody'sMunicipal Bond Ratings:

     Aaa Judged to be of the best quality. Issues that are identified by a hatchmark symbol (#) are issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable obligations unconditionally guaranteed by the U.S. Government or Resolution Funding Corporation.
     Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

S&P Municipal Bond Ratings:

     AAA Of the highest quality.
     AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

NR  Not rated.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) on a tax basis consists of:

             Gross Unrealized Appreciation              $1,835,385
             Gross Unrealized Depreciation                (374,896)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $1,460,489
                                                        ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGED MUNICIPAL FUND, INC.

By:   /s/  R. Alan Medaugh
      ------------------------------
      R. Alan Medaugh,President
Date: 9/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/  R. Alan Medaugh
      ------------------------------
      R. Alan Medaugh, President
Date: 9/17/07

By:   /s/  Stephen V. Killorin
      ------------------------------
      Stephen V. Killorin, Treasurer
Date: 9/17/07